AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Allowance for Credit Losses		$ 0
Available-for-Sale securities
Debt Securities, Available-for-Sale [Line Items]
Security deposit	$ 51	0
Collateral pledged
Debt Securities, Available-for-Sale [Line Items]
Debt Securities, available-for-sale	$ 117	$ 29